UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:4/30/06

Item 1.  Schedule of Investments.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - April 30, 2006 (Unaudited)
Shares	COMMON STOCKS - 52.16%	Market Value
	Aerospace/Defense - 3.00%
2,500	United Technologies Corp. #	$ 157,025

	Coal - 0.39%
2,000	International Coal Group, Inc.*	20,600

	Commercial Banks - 3.22%
2,000	North Fork Bancorp., Inc.	60,260
4,000	South Financial Group, Inc.	108,520
		168,780
	Computers - 1.24%
2,000	Hewlett Packard Co.#	64,940

	Energy Equipment & Services - 2.72%
7,900	KFX, Inc.*	142,595

	Food Products - 1.48%
2,652	Tootsie Roll Industries, Inc.	77,571

	Industrial Conglomerates - 3.96%
6,000	General Electric Co. #	207,540

	Insurance - 1.99%
200	White Mountains Insurance Group Ltd.	104,300

	Minerals - 3.63%
500	Natural Resource Partners LP	28,050
3,000	Natural Resource Partners LP- Subordinated	162,000
		190,050
	Mining - 5.44%
3,000	Arch Coal, Inc. #	284,970

	Multimedia - 0.66%
2,000	Time Warner, Inc.	34,800

	Oil & Gas - 13.12%
2,500	Cooper Cameron Corp.*#	125,600
2,000	Enterprise Products Partners L.P.	49,480
5,000	Permian Basin Royalty Trust	81,750
2,700	San Juan Basin Royalty Trust	106,164
1,900	Superior Energy Services, Inc.*#	61,085
12,000	The Williams Cos., Inc. #	263,160
		687,239
	Paper & Related Products - 1.39%
2,000	International Paper Co.	72,700

	Pharmaceuticals - 1.66%
4,500	Schering-Plough Corp.	86,940

	Semiconductor & Semiconductor Equipment - 4.46%
2,000	Cypress Semiconductor Corp.*#	34,320
1,000	Freescale Seminconductor, Inc.*#	31,620
8,400	Intel Corp.#	167,832
		233,772
	Telecommunication Equipment - 0.27%
5,000	Lucent Technologies, Inc.*	13,950

	Telecommunication Services - 0.29%
1,000	Consolidated Communications Holdings, Inc.	15,200

	Telephone - Integrated - 3.24%
13,000	Valor Communications Group, Inc.	169,650

	TOTAL COMMON STOCKS (Cost $2,567,560)	2,732,622

Principal
Amount	U.S. GOVERNMENT AGENCY - 41.67%

	Federal Home Loan Mortgage Company - 1.28%
$ 76,934	5.867%^, 03/15/2034	66,888

	Government National Mortgage Association - 40.39%
423,562	6.50%, 03/15/2024	436,322
405,587	6.50%, 07/15/2024	417,614
203,691	6.75%, 01/15/2028	209,776
380,089	7.00%, 06/15/2029	394,784
211,164	7.00%, 06/15/2031	219,327
254,326	6.50%, 09/15/2032	262,008
172,953	6.50%, 01/20/2034	176,344
		2,116,175

	TOTAL U.S. GOVERNMENT AGENCY (Cost $2,238,092)	2,183,063

	CORPORATE BONDS - 3.70%

	Chemicals - 3.70%
189,000	Lyondell Chemical Co., 10.875%, 05/01/2009	193,725

	TOTAL CORPORATE BONDS (Cost $195,324)	193,725

CALL OPTIONS PURCHASED - 2.04%
Contracts*	Underlying Security/Expiration Date/Exercise Price
	Affiliated Computer Services
60	Expiration May 2006, Exercise Price $60.00	900
	Apache Corp.
20	Expiration June 2006, Exercise Price $75.00	3,600
	Clorox Co.
30	Expiration May 2006, Exercise Price $65.00	2,550
	ConocoPhillips
40	Expiration May 2006, Exercise Price $65.00	11,800
	Exxon Mobil Corp.
40	Expiration May 2006, Exercise Price $62.50	5,200
	Fluor Corp.
20	Expiration June 2006, Exercise Price $95.00	7,000
	International Business Machines
40	Expiration May 2006, Exercise Price $85.00	1,000
	International Paper Co.
70	Expiration June 2006, Exercise Price $37.50	5,950
	Oil Service Holders
60	Expiration June 2006, Exercise Price $165.00	30,600
	Raytheon Co.
40	Expiration June 2006, Exercise Price $45.00	3,800
	Silver Standard Resources
20	Expiration June 2006, Exercise Price $20.00	5,600
	Sunoco, Inc.
60	Expiration June 2006, Exercise Price $80.00	28,800

	Total Call Options Purchased (Proceeds $155,082)	106,800

Shares	SHORT-TERM INVESTMENTS - 0.56%
29,459	Bank of New York Hamilton Fund, Premier Shares	29,459
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,459)

	Total Investments in Securities
	(Cost $5,185,517) - 100.13%	$ 5,245,669
	Call Options Written - (1.55)%	(81,030)
	Other Assets in Excess of Liabilities - 1.42%	74,140
	Net Assets - 100.00%	$ 5,238,779

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on April 30, 2006.

At April 30, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 190,021
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(272,353)
Net unrealized depreciation		$ (82,332)

SCHEDULE OF CALL OPTIONS WRITTEN
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
	Arch Coal, Inc.
20	Expiration July 2006, Exercise Price $95.00	$ 15,200
10	Expiration July 2006, Exercise Price $85.00	14,800
	Cooper Cameron Corp.
25	Expiration August 2006, Exercise Price $50.00	10,750
	Cypress Semiconductor Corp.
20	Expiration June 2006, Exercise Price $17.50	1,400
	Freescale Semiconductor
10	Expiration May 2006, Exercise Price $30.00	1,900
	General Electric Co.
60	Expiration Sept. 2006, Exercise Price $35.00	6,900
	Hewlett Packard Co.
20	Expiration May 2006, Exercise Price $35.00	900
	Intel Corp.
84	Expiration July 2006, Exercise Price $20.00	7,560
	Superior Energy Services
18	Expiration May 2006, Exercise Price $30.00	4,500
1	Expiration June 2006, Exercise Price $30.00	300
	United Technologies Corp.
25	Expiration May 2006, Exercise Price $60.00	7,250
	The Williams Cos., Inc.
66	Expiration August 2006, Exercise Price $22.50	9,570
	Total Call Options Written (Proceeds $61,232)	$ 81,030

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/28/06

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/06